FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	—	61,083	61,083	61,083
Other Investments	4,767	—	4,767	4,767
Trade and other receivables	8,755	11,389	20,144	20,144
Total financial assets	13,522	72,472	85,994	85,994

Financial liabilities:
Accounts payable and accrued liabilites	6,389	21,375	27,764	27,764
Loans payable	—	9,672	9,672	9,672
Total financial liabilities	6,389	31,047	37,436	37,436

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	4,767	4,270	497	—
Trade and other receivables	20,144	11,389	8,755	—
Total financial assets	24,911	15,659	9,252	—

Financial liabilities:
Deferred share units	6,389	6,389	—	—
Total financial liabilities	6,389	6,389	—	—

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2020		December 31, 2019

Less than 1 month	$10,629	$—	$10,048	$—
1 to 3 months	7,491	—	4,083	—
4 to 6 months	239	—	1,109	—
Over 6 months	4,512	—	9,758	151
Total accounts receivable	$22,871	$—	$24,998	$151

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	27,764				27,764
Income taxes payable	3,038				3,038
Loans payable	3,582	5,598	492		9,672
Lease liabilities	173	287	247	387	1,094
Provision for reclamation and rehabilitation	—	4,673	1,978	2,225	8,876
Capital expenditure commitments	955				955
Operating leases	135	219	219	283	856
Total contractual obligations	35,647	10,777	2,936	2,895	52,255

Disclosure of market risk [Table Text Block]
	December 31, 2020		December 31, 2019
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$9,383	$18,920	$923	$21,301
Financial liabilities	(8,512)	(14,036)	(3,562)	(12,098)
Net financial assets (liabilities)	$871	$4,884	$(2,639)	$9,203